Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Bank Borrowings [Abstract]
Schedule of Currency Analysis of Bank Borrowings
A currency analysis of bank borrowings at the end of the reporting periods is as follows:

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Hong Kong dollars – secured	—	—	50,655
Hong Kong dollars – unsecured	14,879	—	—
United States dollars - unsecured	35,000	20,045	45,000
Euro - unsecured	—	535	475
British Pound - unsecured	—	—	36

	49,879	20,580	96,166

Summary of Classification of Bank Borrowings

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Shown as:
Non-current	—	458	30,373
Current	49,879	20,122	65,793

	49,879	20,580	96,166